Initial Public Offering and Issuance of Senior Unsecured Notes (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended	1 Months Ended
	May 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Jun. 30, 2014	May 31, 2014	Dec. 31, 2012
Initial Public Offering and Issuance of Senior Unsecured Notes [Line Items]
Shares issued	12,100
Common stock, par value (in dollars per share)		$ 0.01		$ 0.01			$ 0.01
Net proceeds from issuances of common stock		$ 81,890,000	$ 223,729,000	$ 223,760,000
Common Stock [Member] | IPO [Member]
Initial Public Offering and Issuance of Senior Unsecured Notes [Line Items]
Shares issued					4,000
Common stock, par value (in dollars per share)					$ 0.01
Stock price per share					$ 23.00
Net proceeds from issuances of common stock					81,900,000
Senior Unsecured Note [Member]
Initial Public Offering and Issuance of Senior Unsecured Notes [Line Items]
Principal amount						200,000,000
Proceeds from issuance of debt						193,300,000
Coupon rate						6.875%
Discount rate						99.239%
Maturity date		2022-05
Payment of revolving loan agreement						$ 99,200,000